Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 1,097,422,190	$ 971,053,138	$ 898,264,147
Revenues From Spot Market [Member]
IfrsStatementLineItems [Line Items]
Revenue	548,762,404	469,425,989	445,521,508
Sales Under Contract [Member]
IfrsStatementLineItems [Line Items]
Revenue	450,329,039	392,764,116	375,306,225
Steam Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	51,757,640	51,976,328	42,367,772
Revenues From Forest Activity [Member]
IfrsStatementLineItems [Line Items]
Revenue	19,080,032	28,743,075	16,658,571
Resale Of Gas Transport And Distribution Capacity [Member]
IfrsStatementLineItems [Line Items]
Revenue	8,876,982	8,006,400	5,322,793
Revenues From C V O Thermal Plant Management [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 18,616,093	$ 20,137,230	$ 13,087,278